Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2021
Non Controlling Interests [Abstract]
Summary of Effect of Changes in Ownership Interest

The effect of changes in the ownership interest of the Group on the equity attributable to owners of the Company is summarized as follows (in thousands):

	CuriosityChina	Farfetch International Limited (IOM)	New Guards	Farfetch China Holdings Limited	Total
Balance at January 1, 2020	$409	$1,225	$168,592	$-	$170,226
Total comprehensive income/(loss) attributable to non-controlling interests	110	(3,412)	21,182	-	17,880
Acquisition of non-controlling interest	-	-	965	-	965
Dividends paid to non-controlling interests	-	-	(20,515)	-	(20,515)
Balance at December 31, 2020	519	(2,187)	170,224	-	168,556
Total comprehensive (loss)/income attributable to non-controlling interests	(1,657)	(548)	16,220	(12,635)	$1,380
Step acquisition	-	-	2,434	-	2,434
Capital contribution from non-controlling interest	-	-	-	(13,875)	(13,875)
Non-controlling interest arising on purchase of asset	-	-	50,453	-	50,453
Acquisition of non-controlling interest	-	-	(6,901)	-	(6,901)
Dividends paid to non-controlling interests	-	-	(23,016)	-	(23,016)
Other	-	-	2,977	-	2,977
Balance at December 31, 2021	$(1,138)	$(2,735)	$212,391	$(26,510)	$182,008
% of non-controlling interests	19%	20%	23%	22%